Segregated Funds - Investments for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities	$ 6,631	$ 4,787
Debt securities	89,089	81,606
Cash, cash equivalents and short-term securities	13,527	9,575
Investment properties	7,516	7,306
Other assets	5,152	5,216
Total assets	323,011	297,202
Less: Liabilities arising from investing activities	297,149	272,694
Total investments for account of segregated fund holders	125,921	116,973
Investments for account of segregated fund holders
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	111,789	102,071
Equity securities	9,733	10,565
Debt securities	3,874	3,825
Cash, cash equivalents and short-term securities	693	589
Investment properties	387	403
Mortgages	19	21
Other assets	140	146
Total assets	126,635	117,620
Investment for account of segregated fund holders, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	$ 714	$ 647